Parent Company Information - Additional Information (Detail)	Dec. 31, 2016 USD ($)
Minimum net worth amount	$ 2,500,000
PennyMac Mortgage Investment Trust [Member]
Minimum net worth amount	860,000,000
Operating Partnership [Member]
Minimum net worth amount	700,000,000
Net Worth	1,400,000,000
PennyMac Holdings, LLC [Member]
Minimum net worth amount	250,000,000
Net Worth	835,000,000
PennyMac Corp. [Member]
Minimum net worth amount	150,000,000
Net Worth	$ 1,100,000,000